Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Americas Gold & Silver Corp
Trading Symbol	USAS
Document Type	40-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	204,455,721
Amendment Flag	false
Entity Central Index Key	0001286973
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-37982
Entity Address, Address Line One	145 King Street West
Entity Address, Address Line Two	Suite 2870
Entity Address, City or Town	Toronto
Entity Incorporation, State or Country Code	A6
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 1J8
City Area Code	416
Local Phone Number	848-9503
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Interactive Data Current	Yes
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Ontario
Auditor Firm ID	271
Business Contact
Document Information Line Items
Entity Address, Address Line One	1015 15th Street N.W
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133
Contact Personnel Name	Registered Agent CT Corporation